Non-Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Non-current Assets
Non-Current Assets

8. Non-Current Assets

The Company had $0.2 million non-current assets as of June 30, 2026 and $0.2 million as of December 31, 2025. The movement of the non-current assets is related to a 1.7 million Malaysian Ringgit (approximately $0.4 million) loan to an unrelated customer. The loan is interest bearing at a rate of 8% per annum, and is recorded as a component of interest income.

10. Non-Current Assets

The Company had $0.2 million of non-current assets as of December 31, 2025 and $0.4 million as of December 31, 2024. The balance at December 31, 2025 relates to a 1.7 million Malaysian Ringgit (approximately $0.4M) loan to an unrelated customer. The loan is interest bearing at a rate of 8% per annum, and is recorded as a component of interest income.

The balance at December 31, 2024 primarily comprised of deposits held by a contract research organization in relation to the Company’s clinical trials.